Dreyfus Premier
Core Bond Fund
SEMIANNUAL REPORT April 30, 2001
(reg.tm)

The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.
           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

                                 Contents
                                 THE FUND
--------------------------------------------------
                             2   Letter from the President
                             3   Discussion of Fund Performance
                             6   Statement of Investments
                            20   Statement of Financial Futures
                            20   Statement of Options Written
                            21   Statement of Assets and Liabilities
                            22   Statement of Operations
                            23   Statement of Changes in Net Assets
                            26   Financial Highlights
                            30   Notes to Financial Statements
                                 FOR MORE INFORMATION
---------------------------------------------------------------------------
                                 Back Cover

                                                                       The Fund
                                                                Dreyfus Premier
                                                                 Core Bond Fund
LETTER FROM THE PRESIDENT
Dear Shareholder:
We present this semiannual report for Dreyfus Premier Core Bond Fund, covering the six-month period from November 1, 2000 through April 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with Michael Hoeh, portfolio manager and a member of the Dreyfus Taxable Fixed Income Team that manages the fund. High quality bonds generally provided attractive returns over the six-month reporting period, but lower quality bonds generally languished. Slowing economic growth and lower short-term interest rates helped boost the value of interest-rate-sensitive bonds, such as U.S. Treasury securities, as did robust demand from investors fleeing the uncertainty of a falling stock market. However, these same conditions hurt the performance of many credit-sensitive bonds, including high yield corporate securities.
In our view, these divergent results indicate the importance of diversifying among different types of investments and within an asset class. We believe that a diversified investment approach can continue to serve investors well, which is why we continually stress the importance of diversification, a basic tenet of investing.
We encourage you to contact your financial advisor for more information about ways to refine your investment strategies in the current environment.
Thank you for your continued confidence and support.
Sincerely,
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 14, 2001

DISCUSSION OF FUND PERFORMANCE
Michael Hoeh, Portfolio Manager Dreyfus Taxable Fixed Income Team
How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?
For the six-month period ended April 30, 2001, the fund's Class A shares achieved a total return of 7.41% and distributed income dividends totaling $0.4871 per share. The fund's Class B shares achieved a 7.11% total return and distributed income dividends totaling $0.4479 per share. Class C and Class R shares achieved total returns of 6.99% and 7.51%, respectively, and distributed income dividends per share totaling $0.4276 and $0.5019, respectively.(1) This performance compares to the 6.15% total return provided by the fund's benchmark, the Merrill Lynch Domestic Master Index.(2) The 30-day SEC yields as of April 30, 2001 for the fund's Class A, B, C and R shares were 6.37%, 6.08%, 5.72% and 7.03%, respectively.
We attribute the fund' s strong performance relative to its benchmark to our duration management strategy, which led us to focus on shorter average duration securities at a time when yield differences between bonds of different maturities were widening. The fund also benefited from our emphasis on high quality corporate bonds.
What is the fund's investment approach?
The fund seeks a high total return, which includes both capital appreciation and current income. At least 65% of the fund must be invested in investment-grade fixed-income securities, which include U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage- and asset-backed securities, convertible securities and preferred stocks. The remaining 35% may be invested in bonds of below investment-grade credit quality, also known as "high yield" securities.
Our    investment    approach    emphasizes:
  *  FUNDAMENTAL ECONOMIC ANALYSIS. Our review of U.S. economic conditions helps
  us  establish  the  portfolio' s  average  duration,  which  is  a   The  Fun
  measure of sensitivity to interest-rate changes. If interest rates appear to be rising, we will generally reduce the fund's average duration to keep cash available for the purchase of higher yielding securities as they become available. If interest rates appear to be declining, we may increase the
  fund'   s    average    duration    to    lock    in    prevailing   yields.
  * SECTOR ALLOCATION. We allocate assets among the various sectors of the fixed-income marketplace according to their relative attractiveness under
  prevailing    and    expected    economic    conditions.
  * SECURITY SELECTION. We choose individual securities according to factors that include their yields, prices, liquidity and the financial health of the issuer.
What other factors influenced the fund's performance?
The fund was primarily influenced by the effects of a slowing economy and a more stimulative monetary policy. As the economy slowed, the Federal Reserve Board (the "Fed") reduced its target for short-term interest rates by 200 basis points in a series of four separate moves between January and April. Although these new targets effectively reduced short-term rates, long-term interest rates rose modestly in response to concerns that inflationary pressures might reappear. By maintaining a larger weighting in short average duration securities, the fund benefited from the widening of yield differences among bonds of different maturities.
In addition, we increased the fund's holdings of corporate bonds during the period, adding bonds with high credit ratings and good liquidity characteristics. At the same time, we reduced our holdings of agency residential mortgage-backed securities because of the greater risk that homeowners might prepay their mortgages in a lower interest-rate environment. Commercial mortgage-backed securities represented the one exception to our move away from mortgage-related bonds. After underperforming the broad bond market in late 2000, commercial mortgage-backed securities represented attractive values, in our view.

What is the fund's current strategy?
As of April 30, 2001, the fund' s assets were allocated 47% to corporate securities, 14% to U.S. Government agency securities, 22% to residential mortgage-backed securities, 7% to commercial mortgage-backed securities, 8% to asset-backed securities, 1% to stocks and 1% to preferred securities. At 4.5 years, the fund' s average effective duration remains shorter than that of its benchmark.(3)
While we expect the Fed to reduce interest rates further at its May meeting, we believe that short-term interest rates may be close to their lows. Higher long-term rates appear to reflect investors' beliefs that an economic recovery may not be far off.
Accordingly, we have begun to increase the fund' s exposure to high yield corporate bonds. Yields of corporate bonds rated below investment grade are currently near historically wide levels when compared to yields of higher rated non-investment-grade corporate bonds. We believe that these attractive yields and commensurately low prices represent compelling values. Of course, we intend to carefully evaluate the creditworthiness of every corporate bond we consider in order to reduce the risks of experiencing a default.
May 14, 2001
(1 ) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST
(2 ) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MERRILL LYNCH DOMESTIC MASTER INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK COMPOSED OF U.S. TREASURY AND AGENCY, AND MORTGAGE AND INVESTMENT-GRADE CORPORATE SECURITIES WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR.
(3)  SOURCE: BLOOMBERG L.P.
                                                             The Fund


April 30, 2001 (Unaudited)
STATEMENT OF INVESTMENTS

Bonds and Notes--93.4%                                      Amounta       Value ($)
---------------------------------------------------------------------------------------------------------------------------------
Aircraft & Aerospace--3.8%
America West Airlines Pass-Through Trust,
  Pass-Through Ctfs.,
  Ser. 1997-1, Cl. C, 7.53%, 2004                        6,331,748       6,382,940
BE Aerospace,
---------------------------------------------------------------------------------------------------------------------------------
  Sr. Sub. Notes, 8.875%, 2011                           2,475,000 b     2,499,750
Goodrich (BF),
  Notes, 7%, 2038                                       11,520,000       9,834,900
Northrop-Grumman,
  Deb., 9.375%, 2024                                     3,657,000       3,933,272
Pegasus Aviation Lease Securitization,
  Asset-Backed Ctfs.,
  Ser. 2000-1, Cl. A1, 5.13%, 2015                       1,869,212 b,c   1,868,044
Raytheon,
  Deb., 7.375%, 2025                                     4,897,000       4,446,349
                                                                        28,965,255
Asset-Backed Ctfs.--3.8%
Conseco Finance Securitizations:
  Ser. 2000-1, Cl. A3, 7.3%, 2031                        2,500,000       2,583,929
  Ser. 2001-1, Cl. A1B, 5.01%, 2032                      5,605,000       5,600,621
  Ser. 2000-6, Cl. A1, 6.43%, 2032                       2,866,265       2,899,057
Fidelity Equipment Lease Trust,
  Ser. 1999-2, Cl. A3, 6.96%, 2004                       6,100,000 b     6,252,500
Litigation Settlement Monetized Fee Trust:
  Ser. 2001-1A, Cl. A1, 8.33%, 2031                      4,409,000 b     4,392,466
  Ser. 2001-1A, Cl. A2, 10.89%, 2031                       751,000 b       736,919
Nomura Depositor Trust,
  Ser. 1998-ST1, Cl. A5, 6.29%, 2003                     3,800,000 b,c   3,738,250
The Money Store Home Equity Trust,
  Ser. 1998-B, Cl. AF8, 6.11%, 2010                      3,000,000       3,024,987
                                                                        29,228,729
Asset-Backed Ctfs./Finance--.4%
Discover Card Master Trust I,
  Ser. 1998-7, Cl. A, 5.6%, 2006                         3,000,000       3,032,520
Asset-Backed Ctfs./Home Equity Loans--.1%
GE Capital Mortgage Services:
  Ser. 1999-21, Cl. B3, 6.75%, 2014                        654,247 b       585,551
  Ser. 1999-21, Cl. B4, 6.75%, 2014                        244,754 b       193,050
                                                                           778,601




                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Automotive--.5%
Federal-Mogul,
  Notes, 7.875%, 2010                                    3,313,000         513,515
Ford Motor,
  Deb., 7.7%, 2097                                       1,000,000         963,677
United Rentals,
  Gtd. Notes, 10.75%, 2008                               2,329,000 b     2,355,201
                                                                         3,832,393
Banking--2.5%
Bank of America,
  Sub. Notes, 7.125%, 2009                               3,000,000       3,056,805
Bank One,
  Notes, 6.5%, 2006                                      2,333,000       2,373,331
Capital One Financial:
  Notes, 7.25%, 2003                                     1,850,000       1,864,167
  Notes, 7.25%, 2006                                     2,970,000       2,835,806
J.P. Morgan Chase & Co.,
  Sub. Notes, 6.75%, 2011                                6,504,000       6,551,453
KeyBank NA,
  Sub. Bank Notes, 7%, 2011                              2,814,000       2,788,621
                                                                        19,470,183
Building Materials--.2%
Kaiser Group Holdings,
  Sr. Sub. Notes, 13%, 2003                              4,750,000 d     1,377,500
Cable Television--1.4%
Adelphia Communications:
  Sr. Notes, 9.75%, 2002                                   300,000         304,500
  Sr. Notes, Ser. B, 8.125%, 2003                        5,162,000       5,045,855
  Sr. Notes, Ser. B, 7.5%, 2004                          3,863,000       3,698,823
Time Warner Cos.,
  Gtd. Notes, 6.95%, 2028                                2,000,000       1,847,050
                                                                        10,896,228
Commercial Mortgage Pass-Through Ctfs.--8.5%
COMM,
  Ser. 2000-FL2A, Cl. E, 6.012%, 2003                    5,965,000 b,c   5,997,966
CS First Boston Mortgage Securities,
  Ser. 1998-C1, Cl. C, 6.78%, 2009                      11,417,000      11,406,235
                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)
                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Ctfs. (continued)
Chase Manhattan Bank-First Union National,
  Ser. 1999-1, Cl. A1, 7.13%, 2007                       4,435,084       4,593,777
First Union National Bank,
  Ser. 2000-C2, Cl. A2, 7.202%, 2010                     6,042,000       6,293,121


GE Capital Mortgage Services, REMIC,
  Ser. 2001-1, Cl. A1, 6.079%, 2010                     10,574,000      10,603,607
GS Mortgage Securities II,
  Ser. 2001-LIB, Cl. A2, 6.615%, 2011                    9,872,000       9,668,004
Heller Financial,
  Ser. 2000-PH1, Cl. A2, 7.75%, 2009                     3,693,000       3,967,798
Prudential Securities Secured Financing,
  Ser. 1999-C2, Cl. A1, 6.96%, 2008                      8,358,025       8,670,855
Structured Asset Securities, REMIC,
  Ser. 1996-CFL, Cl. H, 7.75%, 2028                      4,750,000 b     4,644,402
                                                                        65,845,765
Computers--.6%
Hewlett-Packard,
  Conv. Liquid Yield Option Notes, 0%, 2017              4,579,000       2,472,660
IBM,
  Deb., 7%, 2045                                         2,000,000       1,870,196
                                                                         4,342,856
Consumer--1.4%
Anheuser-Busch Cos.,
  Notes, 7.5%, 2012                                      3,254,000       3,562,655
Procter & Gamble,
  Gtd. ESOP Deb., Ser. A, 9.36%, 2021                    1,500,000       1,844,349
Sleepmaster,
  Sr. Sub. Notes, Ser. B, 11%, 2009                      7,351,000       5,697,025
                                                                        11,104,029
Finance--7.8%
Associates , N.A.,
  Sr. Notes, 7.875%, 2001                                1,500,000       1,520,769
Conseco Financial,
  Sr. Sub. Notes, 10.25%, 2002                           3,892,000       3,755,780
Citigroup,
  Sub. Notes, 7.25%, 2010                                3,000,000       3,122,811
Dresdner Funding Trust I,
  Bonds, 8.151%, 2031                                    4,401,000 b     4,398,258
ERAC USA Finance,
---------------------------------------------------------------------------------------------------------------------------------
  Notes, 7.95%, 2009                                     3,000,000 b     2,994,900




                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Finance (continued)
Financing,
  Bonds, 9.8%, 2017                                      1,000,000       1,372,938
Finova Capital,
  Sr. Notes, 7.25%, 2004                                 3,000,000 d     2,519,880
Ford Motor Credit:
  Bonds, 7.375%, 2011                                    5,178,000       5,314,471
  Notes, 6.875%, 2006                                    4,677,000       4,764,296
GE Capital,
  Medium-Term Notes, 8.85%, 2005                         1,000,000       1,109,002
Goldman Sachs Group,
  Sr. Notes, Ser. B, 7.8%, 2010                          2,000,000       2,110,494
Heller Financial,
  Notes, 6.375%, 2006                                    5,634,000       5,679,213
Household Financial,
  Notes, 6.5%, 2006                                      5,686,000       5,768,612
Meridian Funding,
  Floating Rate Notes, Ser. 2000-E,
  5.35%, 2005 (Insured by MBIA)                          4,240,000 b,c   4,248,751
Merrill Lynch & Co.:
  Notes, 6.55%, 2004                                     1,000,000       1,030,050
  Notes, 7%, 2007                                        1,000,000       1,013,317
Morgan Guaranty Trust,
  Sub. Notes, 7.375%, 2002                               1,000,000       1,019,058
Morgan Stanley Dean Witter & Co.,
  Notes, 6.75%, 2011                                     5,622,000       5,599,450
National Rural Utilities,
  Collateral Trust, 6.5%, 2002                           1,000,000       1,021,703
Salomon Smith Barney Holdings,
  Notes, 6.5%, 2008                                      1,757,000       1,759,915
                                                                        60,123,668
Food & Beverages--.4%
Coca-Cola Enterprises,
  Notes, 7.125%, 2009                                    3,000,000       3,144,474
Foreign/Governmental--.2%


Province of Quebec,
  Deb., 7%, 2007                                         1,000,000       1,049,720
Republic of Argentina:
  Bonds, 12.375%, 2012                                     791,000         651,784
  Deb., 11.25%, 2004                                           400             347
                                                                         1,701,851
                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)
                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Industrial--1.3%
Corning,
  Notes, 6.25%, 2010                              EUR    5,810,000 b     4,806,744
Neenah:
  Sr. Notes, Ser. B, 11.125%, 2007                         930,000         465,000
  Sr. Notes, Ser. F, 11.125%, 2007                       1,427,000         713,500
Terex,
  Sr. Sub. Notes, 10.375%, 2011                          3,938,000 b     4,036,450
                                                                        10,021,694
Insurance--.4%
MONY Group,
  Sr. Notes, 8.35%, 2010                                 2,968,000       3,061,970
Media/Entertainment--.6%
Clear Channel Communications,
  Conv. Sub. Deb., 2.625%, 2003                          4,399,000       4,602,454
Lamar Media,
  Gtd. Notes, 9.625%, 2006                                 300,000         315,750
                                                                         4,918,204
Oil & Gas--3.5%
Apache,
  Deb., 7.375%, 2047                                     1,500,000       1,483,628
Chesapeake Energy,
  Sr. Notes, 8.125%, 2011                                6,904,000 b     6,740,030
Consolidated Natural Gas,
  Sr. Notes, 6.85%, 2011                                 5,976,000       5,928,527
Ocean Energy,
  Sr. Sub. Notes, Ser. B, 8.375%, 2008                   2,957,000       3,119,635
Pemex Project Funding Master Trust:
  Medium-Term Notes, 9.125%, 2010                        1,240,000       1,258,600
  Medium-Term Notes, 9.125%, 2010                        2,463,000 b     2,499,945
R & B Falcon,
  Sr. Notes, Ser. B, 7.375%, 2018                        5,243,000       5,048,322
Tosco,
  Notes, 7.625%, 2006                                    1,000,000       1,058,110
                                                                        27,136,797
Paper Products--.0%
Buckeye Technologies,
  Sr. Sub. Notes, 9.25%, 2008                              300,000         302,250




                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Pharmaceuticals--.9%
American Home Products,
  Notes, 6.7%, 2011                                      3,953,000 b     3,873,810
Johnson & Johnson,
  Deb., 8.72%, 2024                                      2,461,000       2,712,017
                                                                         6,585,827
Real Estate--1.3%
Crescent Real Estate Equities,
  Notes, 7%, 2002                                        9,950,000       9,848,251
Residential Mortgage Pass-Through Ctfs.--4.9%
Bank of America Mortgage Securities:
  Ser. 1999-6, Cl. B4, 6.25%, 2014                         553,303 b       473,050
  Ser. 1999-10, Cl. B4, 6.5%, 2014                         279,758 b       240,701
  Ser. 1999-10, Cl. B5, 6.5%, 2014                         140,343 b       107,307
  Ser. 2000-6, Cl. B4, 7.75%, 2030                         748,075 b       613,791
  Ser. 2000-6, Cl. B6, 7.75%, 2030                         598,292 b       162,661
Bear Stearns Mortgage Securities,
  REMIC, Ser. 1995-1, Cl. 2B4, 7.4%, 2010                  168,649 b       163,590
Chase Mortgage Finance Trust, REMIC:
  Ser. 1994-E, Cl. B5, 6.25%, 2010                         119,811 b       110,688
  Ser. 1998-S5, Cl. B5, 6.5%, 2013                         265,621 b        82,508
  Ser. 1999-S3, Cl. B4, 6.25%, 2014                        156,251 b       120,466
  Ser. 1999-S6, Cl. B3, 6.25%, 2014                        616,894 b       529,272
  Ser. 1999-S6, Cl. B4, 6.25%, 2014                        308,447 b       236,850
  Ser. 1999-S7, Cl. B3, 6.25%, 2014                        344,541 b       294,592
  Ser. 1999-S13, Cl. B2, 6.5%, 2014                        560,435         537,028
  Ser. 2000-S2, Cl. B3, 7.5%, 2030                         445,809 b       389,183
  Ser. 2000-S5, Cl. B3, 7.75%, 2030                        417,154 b       346,620
Countrywide Home Loans:
  Ser. 2000-5, Cl. B3, 7.75%, 2030                       4,103,733 b     3,371,947
  Ser. 2000-8, Cl. B3, 7.5%, 2031                        2,741,761 b     2,217,029
  Ser. 2000-8, Cl. B5, 7.5%, 2031                        1,919,233 b       504,198
  Ser. 2000-9, Cl. B2, 7.75%, 2031                       2,513,386       2,426,762


GE Capital Mortgage Services, REMIC:
  Ser. 1993-11, Cl. B4, 6%, 2008                           105,654 b       101,703
  Ser. 1993-15, Cl. B3, 6%, 2008                           301,073 b       288,467
  Ser. 1994-21, Cl. B4, 6.5%, 2009                         200,303 b       187,010
  Ser. 1994-22, Cl. B2, 6%, 2009                           128,288         126,734
  Ser. 1996-10, Cl. B3, 6.75%, 2011                        429,411 b       403,026
  Ser. 1996-12, Cl. B2, 7.25%, 2011                        671,611 b       674,996
                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)
                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Residential Mortgage Pass-Through Ctfs. (continued)
GE Capital Mortgage Services, REMIC (continued):
  Ser. 1996-12, Cl. B3, 7.25%, 2011                        287,502 b       271,535
  Ser. 1996-14, Cl. 2B3, 7.25%, 2011                       214,408 b       204,310
  Ser. 1997-13, Cl. B2, 6.75%, 2012                        853,682         853,969
  Ser. 1998-1, Cl. B2, 6.75%, 2013                         429,239         422,001
  Ser. 1998-10, Cl. 2B4, 6.5%, 2013                        197,732 b       160,323
  Ser. 2000-5, Cl. B5, 7.25%, 2015                         183,343 b        51,336
  Ser. 2000-8, Cl. B4, 7.5%, 2015                          243,022 b       188,922
  Ser. 2000-10, Cl. B4, 7.75%, 2030                      1,928,835 b     1,171,204
MORSERV:
  Ser. 1996-1, Cl. B2, 7%, 2011                            623,620         632,820
  Ser. 1996-1, Cl. B3, 7%, 2011                            311,810 b       302,963
Norwest Asset Securities:
  Ser. 1997-11, Cl. B3, 7%, 2027                           722,869 b       631,494
  Ser. 1997-15, Cl. B3, 6.75%, 2012                        428,205 b       392,571
  Ser. 1997-20, Cl. B4, 6.75%, 2012                        216,388 b       181,833
  Ser. 1998-2, Cl. B3, 6.5%, 2028                          482,477         408,519
  Ser. 1998-11, Cl. B3, 6.5%, 2013                         651,209         634,417
  Ser. 1998-11, Cl. B4, 6.5%, 2013                         781,278 b       698,951
  Ser. 1998-13, Cl. B4, 6.25%, 2028                        725,762 b       593,331
  Ser. 1998-18, Cl. B4, 6.25%, 2028                        848,644 b       700,106
  Ser. 1999-19, Cl. B4, 6.25%, 2014                        460,376 b       394,261
  Ser. 1999-22, Cl. B5, 6.5%, 2014                         278,651 b       203,024
  Ser. 2000-1, Cl. B4, 7.25%, 2030                         595,372 b       512,934
Ocwen Residential MBS,
  Ser. 1998-R1, Cl. B1, 7%, 2040                         2,853,470 b     2,716,592
PNC Mortgage Securities, REMIC:
  Ser. 1998-2, Cl. III-B4, 6.75%, 2013                     422,278 b       379,881
  Ser. 1998-2, Cl. III-B5, 6.75%, 2013                     337,822 b       277,832
  Ser. 1998-2, Cl. IV-B4, 6.75%, 2027                      253,797 b       225,984
  Ser. 1998-2, Cl. IV-B5, 6.75%, 2027                      253,797 b       182,437
Prudential Home Mortgage Securities, REMIC:
  Ser. 1996-7, Cl. B2, 6.75%, 2011                         585,181         583,628
  Ser. 1996-7, Cl. B3, 6.75%, 2011                       1,522,078 b     1,430,097
  Ser. 1996-7, Cl. B4, 6.75%, 2011                         701,914 b       623,664
Residential Accredit Loans,
  Ser. 1997-QS6, Cl. B1, 7.5%, 2012                        316,557         297,674
Residential Funding Mortgage Securities I, REMIC:
  Ser. 1997-S19, Cl. B1, 6.5%, 2012                        687,436 b       618,631
---------------------------------------------------------------------------------------------------------------------------------
  Ser. 1997-S19, Cl. B2, 6.5%, 2012                        294,591 b       243,580
  Ser. 1997-S21, Cl. B1, 6.5%, 2012                        396,073 b       356,596
  Ser. 1998-S14, Cl. B1, 6.5%, 2013                        600,156 b       532,323




                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Residential Mortgage Pass-Through Ctfs. (continued)
Residential Funding Mortgage Securities I, REMIC (continued):
  Ser. 1998-S22, Cl. B2, 6.5%, 2013                        340,891         272,744
  Ser. 1998-S30, Cl. M3, 6.5%, 2028                      1,057,719         978,812
  Ser. 1999-S23, Cl. B2, 7.25%, 2029                       677,201 b       441,709
  Ser. 1999-S23, Cl. B3, 7.25%, 2029                       676,926 b       209,847
  Ser. 2000-S7, Cl. B1, 8%, 2030                           373,608 b       313,809
  Ser. 2000-S7, Cl. B3, 8%, 2030                           415,641 b       111,444
  Ser. 2000-S13, Cl. B2, 7.75%, 2030                       518,065         311,222
  Ser. 2000-S13, Cl. B3, 7.75%, 2030                       518,149         140,872
Structured Asset Securities, REMIC,
  Ser. Greenpoint 1996-A:
    Cl. B1, 8.34%, 2027                                  1,673,578 c     1,607,158
    Cl. B2, 8.34%, 2027                                    669,064 c       715,898
    Cl. B4, 8.34%, 2027                                    401,622 b,c     372,504
                                                                        38,265,941
Retail--.4%
Saks,
  Gtd. Sr. Notes, 7.375%, 2019                           4,085,000       2,920,775
Technology--.4%
Solectron,
  Conv. Notes, 0%, 2019                                  6,259,000       3,254,680
Telecommunication--5.7%
Cable & Wireless Optus Finance Property,
  Gtd. Notes, 8%, 2010                                   7,600,000 b     8,203,052
Citizens Communications,
  Deb., 7.6%, 2006                                       1,000,000         968,000
Global Crossing Holdings:
  Gtd. Notes, 9.5%, 2009                                 1,974,000       1,845,690
  Sr. Sub. Deb., 8.7%, 2007                              8,366,000 b     7,717,635
Marconi,
  Bonds 8.375%, 2030                                    10,183,000       9,210,636
Metronet Communications,
  Sr. Discount Notes, 0/9.95%, 2008                      5,098,000 e     4,174,355
Time Warner Telecom,
  Sr. Notes, 10.125%, 2011                               1,935,000       1,935,000
Tritel PCS,
---------------------------------------------------------------------------------------------------------------------------------
  Sr. Sub. Notes, 10.375%, 2011                          7,553,000 b     7,062,055
WorldCom,
  Notes, 7.875%, 2003                                    3,000,000       3,080,535
                                                                        44,196,958
                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)
                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Transportation--.3%
CSX,
  Deb., 7.9%, 2017                                       2,000,000       2,045,088
U.S. Governments--12.1%
U.S. Treasury Bonds:
  5.5%, 2/15/2008                                        8,900,000       9,058,064
  6.125%, 8/15/2029                                      6,300,000       6,502,104
  6.25%, 5/15/2030                                       1,000,000       1,055,150
U.S. Treasury Inflation Protection Securities:
  3.5%, 1/15/2011                                       22,887,000 f    23,464,466
  3.875%, 4/15/2029                                      1,457,000 f     1,657,187
U.S. Treasury Notes:
  5%, 2/15/2011                                          9,400,000       9,165,000
  5.5%, 8/31/2001                                        5,200,000       5,225,584
  5.5%, 3/31/2003                                        2,600,000       2,656,134
  5.625%, 12/31/2002                                     1,000,000       1,022,020
  5.75%, 10/31/2002                                      1,000,000       1,021,940
  5.75%, 8/15/2010                                       5,700,000       5,845,122
  5.875%, 11/30/2001                                     7,900,000       7,982,555
  5.875%, 11/15/2005                                     6,900,000       7,172,826
  6.5%, 8/15/2005                                        1,700,000       1,806,692
  6.75%, 5/15/2005                                       2,600,000       2,780,466
  7.5%, 2/15/2005                                        6,700,000       7,322,162
                                                                        93,737,472
U.S. Government Agencies--1.8%
Federal Home Loan Mortgage Corp.,
  Notes, 6.625%, 9/15/2009                               3,000,000       3,131,955
Federal National Mortgage Association:
  Bonds, 6.25%, 5/15/2029                                3,000,000       2,914,770
  Medium-Term Notes, 6.5%, 7/10/2002              AUD    6,500,000       3,382,431
  Notes, 6.25%, 2/1/2011                                   600,000         595,952
Tennessee Valley Authority:
  Bonds, 5.88%, 4/3/2006                                 1,000,000 g     1,015,607
  Valley Indexed Principal Securities,
    3.375%, 1/15/2007                                    2,737,000 f     2,970,067
                                                                        14,010,782
U.S. Government Agencies/Mortgage-Backed--17.3%
Federal Home Loan Mortgage Corp.:
  6%, 4/1/2014                                           1,535,867       1,530,107
  REMIC, Multiclass Mortgage Participation Ctfs
---------------------------------------------------------------------------------------------------------------------------------
    (Interest Only Obligation):
      Ser. 2048, Cl. PJ, 7%, 4/15/2028                   2,732,514 h       851,725
      Ser. 2113, Cl. MI, 6.5%, 4/15/2024                23,914,048 h     3,235,042



                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
U.S. Government Agencies/Mortgage-Backed (continued)
Federal National Mortgage Association:
  6%, 7/1/2029                                           2,357,309       2,282,158
  6.2%, 1/1/2011                                         8,468,246       8,402,087
  6.5%, 6/1/2014-7/1/2029                                5,857,144       5,833,513
  7%, 9/1/2014-11/1/2028                                 2,543,607       2,584,442
  7.5%                                                   7,403,000 i     7,555,650
  7.5%, 7/1/2029                                         2,567,500       2,622,855
  REMIC Trust, Gtd. Pass-Through Ctfs.
    (Collateralized by FNMA Pass-Through Ctfs.)
    (Interest Only Oblibation):
      Ser. 1996-70, Cl. PL, 7%, 2/25/2026               10,513,322 h     1,878,912
      Ser. 1997-56, Cl. PM, 7%, 6/18/2026                2,749,110 h       529,204
      Ser. 1997-74, Cl. PK, 7%, 11/18/2027               4,593,642 h     1,218,458
Government National Mortgage Association I:
  6.5%, 4/15/2029                                        2,721,164       2,703,286
  7%, 10/15/2028                                         1,646,700       1,665,736
  7.5%, 1/15/2002-8/15/2029                              1,491,407       1,527,329
  Construction Loan,
    6.8%, 7/15/2001                                     12,669,778      12,618,212
  Project Loan:
    6.495%, 7/15/2030                                    9,948,580       9,699,865
    6.5%, 9/15/2033                                      1,209,332       1,197,962
Government National Mortgage Association II:
  5.5%, 4/20/2030                                        4,503,858 j     4,534,822
  6%, 7/20/2030                                          4,664,696 j     4,720,089
  6.5%                                                   6,663,000 i     6,579,713
  7%                                                    25,815,000 i    25,992,349
  7.5%                                                  23,374,001 i    23,826,754
                                                                       133,590,270
Utilities--1.5%
Koninklijke KPN,
  Sr. Notes, 8.375%, 2030                                6,129,000       5,719,663
Oneok,
  Sr. Notes, 7.125%, 2011                                6,034,000       5,911,950
                                                                        11,631,613
Utilities/Gas & Electric--.9%
AES,
  Sr. Sub. Notes, 8.5%, 2007                               300,000         295,500
Carolina Power & Light Energy,
  Sr. Notes, 5.95%, 2009                                 2,000,000       1,898,700
Commonwealth Edison,
  First Mortgage, Ser. 93, 7%, 2005                      1,000,000       1,024,671
                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)
                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Utilities/Gas & Electric (continued)
Marketspan,
  Deb., 8.2%, 2023                                       3,391,000       3,368,260
                                                                         6,587,131
Utilities/Telephone--4.1%
Bell Atlantic Maryland,
  Deb., 6.625%, 2008                                     1,000,000         980,821
Bellsouth Capital Funding,
  Notes, 7.75%, 2010                                     2,000,000       2,145,684
Bellsouth,
  Gtd. ESOP Notes, Ser. A, 9.125%, 2003                    275,355         287,307
British Telecommunications,
  Bonds, 8.625%, 2030                                    6,565,000       6,954,416
Deutsche Telekom International Finance:
  Bonds, 8%, 2010                                        2,000,000       2,049,728
  Gtd. Notes, 8.25%, 2030                                6,680,000       6,555,411
France Telecom:
  Bonds, 8.5%, 2031                                      2,988,000 b     3,088,498
  Notes, 7.75%, 2011                                     2,000,000 b     2,036,236
New Jersey Bell Telephone,
  Deb., 6.625%, 2008                                     1,000,000         991,755
SBC Communications,
  Notes, 5.75%, 2006                                     2,324,000       2,306,670
Sprint Capital,
  Gtd. Notes, 6.9%, 2019                                 4,571,000       3,993,349
                                                                        31,389,875
Wireless Communications--1.8%
AT&T Wireless Services,
  Sr. Notes, 8.75%, 2031                                 6,288,000 b     6,472,603
American Tower,
  Sr. Notes, 9.375%, 2009                                3,422,000 b     3,430,555
Nextel Communications:
  Sr. Notes, 9.375%, 2009                                1,823,000       1,513,090
  Sr. Notes, 9.5%, 2011                                  2,585,000 b     2,139,088

                                                                        13,555,336
Yankee--2.6%
Anderson Exploration,
  Notes, 6.75%, 2011                                     4,101,000       4,053,966
Flextronics International,
  Sr. Sub. Notes, 9.875%, 2010                           1,822,000       1,822,000
Gulf Canada Resources,
  Notes, 7.125%, 2011                                    5,083,000       5,054,545



                                                     Principal
BONDS AND NOTES (CONTINUED)                          Amount(a)       Value ($)
--------------------------------------------------------------------------------
Yankee (continued)
Petro-Canada,
  Deb., 7.875%, 2026                                     6,173,000       6,450,236
Petroleum Geo-Services:
  Sr. Notes, 7.125%, 2028                                1,609,000       1,268,352
  Sr. Notes, 8.15%, 2029                                 1,609,000       1,421,413
                                                                        20,070,512
Total Bonds and Notes
  (cost $719,671,505)                                                  720,975,478
---------------------------------------------------------------------------------------------------------------------------------

                                                       Face Amount
                                                        Covered by
Options--.0%                                          Contracts ($)       Value ($)
---------------------------------------------------------------------------------------------------------------------------------
Call Options;
  U.S. Treasury Bonds, 5.75%, 11/15/2005,
  May 2001 @ $105.6171875
  (cost $82,969)                                        14,750,000           2,305
---------------------------------------------------------------------------------------------------------------------------------

                                                         Principal
Other Securities--2.8%                                   Amount(a)        Value ($)
---------------------------------------------------------------------------------------------------------------------------------
Banking--2.2%
Abbey National Capital Trust I,
  Gtd. Non-Cumulative Trust Preferred Securities,
  8.963%, 6/30/2030                                      7,913,000 k,l   8,627,876
BNP Paribas Capital Trust,
  Non-Cumulative Trust Preferred Securities,
  9.003%, 10/27/2010                                     3,021,000 b,k,l 3,281,401
Royal Bank of Scotland Group,
  Conv. Non-Cumulative Dollar Preference Shares, Ser. 1,
  9.118%, 3/31/2010                                      4,500,000 l     4,996,071

                                                                        16,905,348
Finance--.4%
ING Capital Funding Trust III,
  Non-Cumulative Trust Preferred Securities,
  8.439%, 12/31/2010                                     3,084,000 k,l   3,274,755
Yankee--.2%
HSBC Capital Funding,
  Preferred Securities, Ser. 2, 10.176%, 6/30/2030       1,542,000 b,k,l 1,868,560
Total Other Securities
  (cost $21,968,694)                                                    22,048,663
                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)
PREFERRED STOCKS--1.5%                                  Shares  Value ($)
--------------------------------------------------------------------------------
Entertainment--1.0%
Paxson Communications,
  Cum., $1,325                                                 785       7,457,500
Telecommunication--.5%
Global Crossing,
  Cum. Conv., $17.50                                        11,265       1,348,984
Mediaone Group,
  Cum. Conv., $3.633                                        36,627       2,540,998
                                                                         3,889,982
Total Preferred Stocks
  (cost $12,938,406)                                                    11,347,482
---------------------------------------------------------------------------------------------------------------------------------


Common Stocks--.1%
---------------------------------------------------------------------------------------------------------------------------------
Broadcasting--.1%
Spanish Broadcasting System, Cl. A                         133,750 b,m     813,200
Telecommunication--.0%
Comunicacion Celular (warrants)                              2,500 b,m          25
Total Common Stocks
  (cost $861,960)                                                          813,225
---------------------------------------------------------------------------------------------------------------------------------

                                                         Principal
Short-Term Investments--7.8%                                Amounta       Value ($)
---------------------------------------------------------------------------------------------------------------------------------
Commercial Paper--6.6%
Equilon Enterprises,
  4.75%, 5/1/2001                                       10,000,000      10,000,000
Philip Morris Cos.,
  4.67%, 5/1/2001                                       17,865,000      17,865,000
San Paolo U.S. Financial,
  4.68%, 5/1/2001                                       23,000,000      23,000,000
                                                                        50,865,000
U.S. Government Agencies--1.0%
Federal Home Loan Mortgage Corp.:
  4.6%, 5/31/2001                                        3,000,000       2,987,827
  4.67%, 6/21/2001                                       5,000,000       4,967,338
                                                                         7,955,165




                                                     Principal
SHORT-TERM INVESTMENTS (CONTINUED)                   Amount(a)       Value ($)
--------------------------------------------------------------------------------
U.S. Treasury Bills--.2%
  3.89%, 5/10/2001                                          45,000 n        44,944
  4.02%, 5/31/2001                                       1,090,000 n     1,086,610
  3.64%, 7/19/2001                                          30,000 n        29,754
                                                                         1,161,308
Total Short-Term Investments
  (cost $59,981,229)                                                    59,981,473
---------------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $815,504,763)                          105.6%  815,168,626

Liabilities, Less Cash and Receivables                          (5.6%) (43,048,604)

Net Assets                                                     100.0%  772,120,022
a  Principal amount stated in U.S. Dollars unless otherwise noted.
   AUD--Australian Dollars
   EUR--Euros
b Securities exempt from  registration  under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions  exempt from  registration, normally to qualified  institutional buyers. At April 30, 2001, these securities amounted to $140,291,578 or 18.2% of net assets.
c  Variable rate security--interest rate subject to periodic change.
d  Non-income producing--security in default.
e  Zero coupon until a specified date at which time the stated coupon rate becomes effective.
f  Principal amount for accrual purposes is periodically adjusted based on changes to the Consumer Price Index.
g  Reflects date security can be redeemed at holder's option; the stated maturity is 4/1/2036.
h  Notional face amount shown.
i  Purchased on a forward commitment basis.
j  Adjustable rate mortgage--interest rate subject to periodic change.
k  The stated interest rate is in effect until a specified date at which time the interest rate becomes subject to periodic change.
l  Date shown represents earliest date the issuer may redeem the security.
m  Non-income producing security.
n  Held by a broker as collateral for open financial futures positions.
See notes to financial statements.
                                                             The Fund


STATEMENT OF FINANCIAL FUTURES
April 30, 2001 (Unaudited)

Unrealized
                                       Market Value                    Appreciation
                                         Covered by                  (Depreciation)
                         Contracts    Contracts ($)    Expiration at  4/30/2001 ($)
---------------------------------------------------------------------------------------------------------------------------------
Financial Futures (Long)
U.S. Treasury 5 Year Notes    1221      127,136,625      June 2001       (1,665,828)
U.S. Treasury 20 Year Bonds     99        9,946,406      June 2001          (50,625)

Financial Futures (Short)
U.S. Treasury 10 Year Notes   1216      126,198,000      June 2001        1,450,703
                                                                          (265,750)
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2001 (Unaudited)
Face Amount
                                                         Covered by
                                                       Contracts ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------------------
Call Options
Federal National Mortgage Association,
  30 Year Notes, 6.5%
  May 2001 @ $100.328125
  (Premium received $82,813)                              20,000,000         3,125
See notes to financial statements.



STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
                                                            Cost           Value
                                                            Assets ($):
Investments in securities--See Statement of Investments    815,504,763   815,168,626
Cash                                                                       5,220,204
Receivable for investment securities sold                                 27,473,570
Dividends and interest receivable                                         10,459,783
Receivable for shares of Beneficial Interest subscribed                    3,897,812
Paydowns receivable                                                          174,765
Prepaid expenses and other assets                                             26,838
                                                                         862,421,598
---------------------------------------------------------------------------------------------------------------------------------
Liabilities ($):
Due to The Dreyfus Corporation and affiliates                                492,167
Payable for investment securities purchased                               88,673,210
Payable for shares of Beneficial Interest redeemed                           906,287
Payable for futures variation margin--Note 4(a)                               59,672
Outstanding options written, at value (premiums
  received $82,813)--See Statement of Options Written                          3,125
Accrued expenses                                                             167,115
                                                                          90,301,576
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                                                           772,120,022
Composition of Net Assets ($):
Paid-in capital                                                          764,761,478
Accumulated undistributed investment income--net                              91,534
Accumulated net realized gain (loss) on investments
  and financial futures                                                    7,791,270
Accumulated net unrealized appreciation (depreciation) on investments, options and foreign currency transactions [including ($265,750)
  net unrealized (depreciation) on financial futures]--Note 4(b)            (524,260)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                                                           772,120,022
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
                                 Class A       Class B        Class C        Class R
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)               675,223,683    64,049,373     29,042,218      3,804,748
Shares Outstanding            45,558,826     4,314,698      1,963,302        256,740
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($)      14.82         14.84          14.79          14.82
See notes to financial statements.
                                                             The Fund



STATEMENT OF OPERATIONS
Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Investment Income ($):
Income:
Interest income                                                          17,873,694
Cash dividends                                                              625,900
Total Income                                                             18,499,594
Expenses:
Management fee--Note 3(a)                                                 1,446,744
Shareholder servicing costs--Note 3(c)                                      759,370
Distribution fees--Note 3(b)                                                113,919
Registration fees                                                            79,532
Custodian fees--Note 3(c)                                                    48,723
Professional fees                                                            43,742
Trustees' fees and expenses--Note 3(d)                                       23,373
Prospectus and shareholders' reports                                         12,824
Miscellaneous                                                                11,464
Total Expenses                                                            2,539,691
Investment Income--Net                                                   15,959,903
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments--Note 4 ($):
Net realized gain (loss) on investments and foreign currency
transactions                                                             12,035,612
Net realized gain (loss) on financial  futures                            1,365,298
Net Realized Gain (Loss)                                                 13,400,910
Net unrealized appreciation (depreciation)
  on investments,
  options and foreign currency transactions [including ($111,609)
  net unrealized (depreciation) on financial futures]                     2,474,621
Net Realized and Unrealized Gain (Loss) on Investments                   15,875,531
Net Increase in Net Assets Resulting from Operations                     31,835,434
See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
Six Months Ended
                                               April 30, 2001           Year Ended
                                                 (Unaudited)         October 31, 2000a,b
---------------------------------------------------------------------------------------------------------------------------------
Operations ($):
Investment income--net                            15,959,903            21,618,198
Net realized gain (loss) on investments           13,400,910             2,353,782
Net unrealized appreciation (depreciation)
  on investments                                   2,474,621            (3,231,921)
Net Increase (Decrease) in Net Assets
  Resulting from Operations                       31,835,434            20,740,059
---------------------------------------------------------------------------------------------------------------------------------
Dividends to Shareholders from ($):
Investment income--net:
Class A shares                                   (14,704,307)          (22,004,412)
Class B shares                                      (822,881)             (101,699)
Class C shares                                      (338,815)              (36,849)
Class R shares                                       (67,892)                  (45)
Total Dividends                                  (15,933,895)          (22,143,005)
---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares                                   357,629,969           182,974,308
Class B shares                                    55,819,869             9,982,814
Class C shares                                    26,110,955             5,134,831
Class R shares                                     3,927,715                 1,002
                                                             The Fund



STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
Six Months Ended
                                               April 30, 2001           Year Ended
                                                 (Unaudited)        October 31, 2000a,b
---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (continued) ($):
Dividends reinvested:
Class A shares                                    11,098,763            15,449,224
Class B shares                                       449,858                55,876
Class C shares                                       236,691                26,036
Class R shares                                        67,885                    45
Cost of shares redeemed:
Class A shares                                   (95,311,421)          (85,637,789)
Class B shares                                    (2,536,377)             (163,980)
Class C shares                                    (1,262,036)           (1,316,786)
Class R shares                                      (231,934)                    -
Increase (Decrease) in Net Assets from
  Beneficial Interest Transactions               355,999,937           126,505,581
Total Increase (Decrease) in Net Assets          371,901,476           125,102,635
---------------------------------------------------------------------------------------------------------------------------------
Net Assets ($):
Beginning of Period                              400,218,546           275,115,911
End of Period                                    772,120,022           400,218,546
Undistributed investment income--net                  91,534                65,526

a From March 1, 2000 (commencement of initial offering) to October 31, 2000 for Class B, Class C and Class R shares.

b     On March 1, 2000, outstanding shares were reclassified as Class A shares.

See notes to financial statements.



                                            Six Months Ended
                                              April 30, 2001           Year Ended
                                                  (Unaudited)    October 31, 2000a,b
---------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Class Ac
Shares sold                                       24,169,038            12,785,953
Shares issued for dividends reinvested               751,792             1,081,570

Shares redeemed                                   (6,461,626)           (5,996,065)
Net Increase (Decrease) in Shares Outstanding     18,459,204             7,871,458
---------------------------------------------------------------------------------------------------------------------------------
Class Bc
Shares sold                                        3,767,257               696,548
Shares issued for dividends reinvested                30,313                 3,897
Shares redeemed                                     (171,874)              (11,443)
Net Increase (Decrease) in Shares Outstanding      3,625,696               689,002
---------------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold                                        1,764,067               359,151
Shares issued for dividends reinvested                15,997                 1,822
Shares redeemed                                      (85,756)              (91,979)
Net Increase (Decrease) in Shares Outstanding      1,694,308               268,994
---------------------------------------------------------------------------------------------------------------------------------
Class R
Shares sold                                          267,721                    71
Shares issued for dividends reinvested                 4,557                     3
Shares redeemed                                      (15,612)                    -
Net Increase (Decrease) in Shares Outstanding        256,666                    74

a From March 1, 2000 (commencement of initial offering) to October 31, 2000 for Class B, Class C and Class R shares.

b     On March 1, 2000, outstanding shares were reclassified as Class A shares.

c During the period ended October 31, 2000, 13,857 Class B shares representing $276,316 were automatically converted to 13,304 Class A shares.

See notes to financial statements.
                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                     Six Months Ended
                       April 30, 2001               Year Ended October 31,
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares             (Unaudited)    2000     1999      1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data ($):
Net asset value,
  beginning of period              14.26    14.31    14.40     14.86    14.24    14.22
Investment Operations:
Investment income--net               .48      .94      .98      1.01     1.05      .98
Net realized and unrealized
  gain (loss) on investments         .56     (.02)    (.09)     (.45)     .59      .02
Total from Investment Operations    1.04      .92      .89       .56     1.64     1.00
Distributions:
Dividends from investment
  income--net                       (.48)    (.97)    (.98)    (1.02)   (1.02)    (.98)
Net asset value, end of period     14.82    14.26    14.31     14.40    14.86    14.24
---------------------------------------------------------------------------------------------------------------------------------
Total Return (%)                   14.94a,b  6.65a    6.38      3.74    11.94     7.27
Ratios/Supplemental Data (%):
Ratio of operating expenses to
  average net assets                1.00b    1.00     1.04      1.02     1.03    1.04
Ratio of interest expense to
  average net assets               --         .01      .14       .03      .06     .02
Ratio of net investment income
  to average net assets             6.70b    6.60     6.80      6.76     7.25    6.89
Portfolio Turnover Rate           293.34c  576.17   284.63    313.40   347.68  214.55
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period
  ($ x 1,000)                    675,224  386,547  275,116   283,336  275,518 294,911
a  Exclusive of sales charge.
b  Annualized.
c  Not annualized.
See notes to financial statements.


Six Months Ended
                                                 April 30, 2001            Year Ended
Class B Shares                                       (Unaudited)     October 31, 2000a
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data ($):
Net asset value, beginning of period                      14.28                 14.14
Investment Operations:
Investment income--net                                      .45                   .57
Net realized and unrealized
  gain (loss) on investments                                .56                   .14
Total from Investment Operations                           1.01                   .71
Distributions:
Dividends from investment income--net                      (.45)                 (.57)
Net asset value, end of period                            14.84                 14.28
---------------------------------------------------------------------------------------------------------------------------------
Total Return (%) b,c                                      14.34                  7.55
Ratios/Supplemental Data (%):
Ratio of expenses to average net assets b                  1.55                  1.50
Ratio of net investment income
  to average net assets b                                  5.83                  5.61
Portfolio Turnover Rate                                  293.34d               576.17
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period ($ x 1,000)                    64,049                 9,842



a From March 1, 2000 (commencement of initial offering) to October 31, 2000.
b  Annualized.
c  Exclusive of sales charge.
d  Not annualized.
See notes to financial statements.
                                                             The Fund



FINANCIAL HIGHLIGHTS (CONTINUED)
Six Months Ended
                                              April 30, 2001            Year Ended
Class C Shares                                    (Unaudited)     October 31, 2000a
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data ($):
Net asset value, beginning of period                      14.23                 14.14
Investment Operations:
Investment income--net                                      .43                   .54
Net realized and unrealized
  gain (loss) on investments                                .56                   .09
Total from Investment Operations                            .99                   .63
Distributions:
Dividends from investment income--net                      (.43)                 (.54)
Net asset value, end of period                            14.79                 14.23
---------------------------------------------------------------------------------------------------------------------------------
Total Return (%) b,c                                      14.10                  6.73
Ratios/Supplemental Data (%):
Ratio of expenses to average net assets b                  1.79                  1.69
Ratio of net investment income
  to average net assets b                                  5.57                  5.11
Portfolio Turnover Rate                                  293.34d               576.17
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period ($ x 1,000)                    29,042                 3,829
a  From March 1, 2000 (commencement of initial offering) to October 31, 2000.
b  Annualized.
c  Exclusive of sales charge.
d  Not annualized.
See notes to financial statements.



Six Months Ended
                                              April 30, 2001            Year Ended
Class R Shares                                    (Unaudited)     October 31, 2000a
---------------------------------------------------------------------------------------------------------------------------------
Per Share Data ($):
Net asset value, beginning of period                      14.26                 14.14
Investment Operations:
Investment income--net                                      .51                   .62
Net realized and unrealized
  gain (loss) on investments                                .55                   .13
Total from Investment Operations                           1.06                   .75
Distributions:
Dividends from investment income--net                      (.50)                 (.63)
Net asset value, end of period                            14.82                 14.26
---------------------------------------------------------------------------------------------------------------------------------
Total Return (%) b                                        15.14                  8.03
Ratios/Supplemental Data (%):
Ratio of expenses to average net assets b                   .78                  2.85
Ratio of net investment income
  to average net assets b                                  6.81                  6.45
Portfolio Turnover Rate                                  293.34c               576.17
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period ($ x 1,000)                     3,805                     1

a  From March 1, 2000 (commencement of initial offering) to October 31, 2000.
b  Annualized.
c  Not annualized.
See notes to financial statements.
                                                             The Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1--Significant Accounting Policies:
Dreyfus Premier Core Bond Fund (the "fund") is a separate diversified series of Dreyfus Debt and Equity Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a
wholly-owned    subsidiary    of    Mellon    Financial    Corporation.

Dreyfus Service Corporation ("the Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, and financial futures) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withhold
                                                                       The Fund
ing taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the fund received net earnings credits of $42,668 during the period ended April 30, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums on fixed income securities which the fund does not currently do. Upon adoption, the fund will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States. The effect of this adjustment will be to decrease accumulated net investment income with an offsetting increase to accumulated unrealized appreciation (depreciation) on securities. This adjustment will therefore, have no effect on the net assets of the fund.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $5,368,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2000. If not applied, the carryover expires in fiscal 2007.

NOTE 2--Bank Lines of Credit:
The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2001, the fund did not borrow under either line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:
(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Distributor retained $11,268 during the period ended April 30, 2001 from commissions earned on sales of the fund's shares.
                                                             The Fund

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2001, Class B and Class C shares were charged $69,281 and $44,638, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2001, Class A, Class B and Class C shares were charged $550,854, $34,641 and $14,879, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2001, the fund was charged $130,182 pursuant to the transfer agency agreement.

The fund compensates Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2001 the fund was charged $48,723 pursuant to the custody agreement.
(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $45,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:
(a) The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, and options transactions during the period ended April 30, 2001, amounted to $1,923,547,017 and $1,574,863,861, respectively.
The following summarizes the fund' s call/put options written for the period ended April 30, 2001:

                               Face Amount               Options Terminated
-------------------------------------------------------------------------------
                         Covered by     Premiums                   Net Realized
Options Written        Contracts ($) Received ($)    Cost ($)    Gain (Loss) ($)
-------------------------------------------------------------------------------
Face Amount Covered by
  Contracts outstanding
  October 31, 2000                --         --
Face Amount Covered by
  Contracts written       20,000,000     82,813
Face Amount Covered by
  Contracts Outstanding
  April 30, 2001          20,000,000     82,813

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.
                                                             The Fund

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in market value of the contracts at the close of each day' s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2001, are set forth in the Statement of Financial Futures.

The fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities.

(b) At April 30, 2001, accumulated net unrealized depreciation on investments, financial futures and options was $522,199, consisting of $13,300,049 gross unrealized appreciation and $13,822,248 gross unrealized depreciation.
At April 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                        For More Information

                        Dreyfus Premier Core Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166


To obtain information:

BY TELEPHONE
Call your financial representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation                                  031SA0401